SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental cash flow information [Abstract]
Disclosure of cash flow statement [text block]
19. Supplemental cash flow information
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Change in non-cash operating working capital
Trade and other receivables	15.1	(13.9)
Inventories	2.8	(8.8)
Prepaid expenses and other	(1.5)	1.8
Trade and other payables	24.5	0.5
Total change in non-cash operating working capital	40.9	(20.3)

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
other Non-cash adjustments
Unrealized loss on share purchase warrants	(1.2)	(0.2)
Unrealized loss on concentrate contracts	1.9	4.5
Equity settled share-based payment expense	5.7	5.4
Gain on disposal of assets	(0.3)	(0.1)
Settlement and loss (gain) on revaluation of gold price option contracts	13.9	(10.5)
Unrealized loss on gold stream obligation	21.8	31.1
Unrealized loss on copper forward contracts and copper price option contracts	4.4	-
Other non-cash adjustments	0.2	(1.9)
Total other non-cash adjustments	46.4	28.3